Expense Example, No Redemption {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Industrials Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Industrials Fund-Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Industrials Fund-Class M
Expense Example, No Redemption:
1 Year	477
3 Years	745
5 Years	1,033
10 Years	1,852
Fidelity Advisor Industrials Fund-Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	1,905
Fidelity Advisor Industrials Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798